HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 94.5%
Apparel & Shoe Retail: 2.0%
29,000		Shoe Carnival, Inc.	$693,390

Banks: 14.2%
9,000		BancFirst Corp.	793,620
30,000		Hilltop Holdings, Inc.	900,300
45,000		Home Bancshares, Inc.	1,025,550
18,000		Texas Capital BancShares, Inc. [1]	1,085,580
23,000		Triumph Bancorp, Inc. [1]	1,124,010
			4,929,060
Beverages: 1.8%
138,000		Farmer Brothers Co. [1]	636,180

Building Materials: 6.1%
12,700		Builders FirstSource, Inc. [1]	823,976
9,600		Eagle Materials, Inc.	1,275,360
			2,099,336
Commercial Services: 3.2%
30,000		European Wax Center, Inc. - Class A	373,500
41,200		The GEO Group, Inc. [1]	451,140
150,000		Research Solutions, Inc. [1]	289,500
			1,114,140
Computers: 1.9%
28,700		NCR Corp. [1]	671,867

Electrical Components & Equipment: 1.6%
4,000		Encore Wire Corp.	550,240

Electronics: 2.0%
30,000		Kimball Electronics, Inc. [1]	677,700

Entertainment: 1.5%
60,900		Cinemark Holdings, Inc. [1]	527,394

Food: 8.6%
8,500		John B Sanfilippo & Son, Inc.	691,220
14,800		Sprouts Farmers Market, Inc. [1]	479,076
104,500		SunOpta, Inc. [1]	881,980
19,000		TreeHouse Foods, Inc. [1]	938,220
			2,990,496
Healthcare Products: 2.0%
44,100		Bausch + Lomb Corp. [1]	683,991

Holding Companies - Diversified: 1.6%
50,000		Legato Merger Corp. II	537,500

Home Builders: 2.6%
29,800		Taylor Morrison Home Corp. [1]	904,430

Home Furnishings: 2.5%
33,400		Ethan Allen Interiors, Inc.	882,428

Insurance: 3.5%
18,000		Horace Mann Educators Corp.	672,660
40,000		Tiptree, Inc.	553,600
			1,226,260
Internet: 2.4%
75,000		CarParts.com, Inc. [1]	469,500
93,000		Solo Brands, Inc. - Class A [1]	345,960
			815,460
Iron & Steel: 4.7%
55,000		Cleveland-Cliffs, Inc. [1]	886,050
15,200		Commercial Metals Co.	734,160
			1,620,210
Leisure Time: 6.1%
12,400		Brunswick Corp.	893,792
50,000		Vista Outdoor, Inc. [1]	1,218,500
			2,112,292
Machinery - Diversified: 1.3%
17,000		Ichor Holdings Ltd. [1]	455,940

Metal Fabricate & Hardware: 2.3%
19,500		AZZ, Inc.	783,900

Oil Companies Exploration & Production: 8.4%
11,700		Chesapeake Energy Corp.	1,104,129
7,500		Chord Energy Corp.	1,026,075
33,800		HighPeak Energy, Inc.	773,006
			2,903,210
Oil Field Services: 3.0%
100,000		ProPetro Holding Corp. [1]	1,037,000

Pharmaceuticals: 1.4%
18,100		Organon & Co.	505,533

Private Equity: 1.1%
35,000		P10, Inc. - Class A	373,450

Real Estate: 2.0%
35,700		Stratus Properties, Inc.	688,653

Semiconductors: 3.5%
9,700		Diodes, Inc. [1]	738,558
28,000		Photronics, Inc. [1]	471,240
			1,209,798
Telecommunications: 3.2%
22,000		Aviat Networks, Inc. [1]	686,180
33,425		DZS, Inc. [1]	423,829
			1,110,009
TOTAL COMMON STOCKS
(Cost $30,390,975)			32,739,867

TOTAL INVESTMENTS IN SECURITIES: 94.5%
(Cost $30,390,975)			32,739,867
Other Assets in Excess of Liabilities: 5.5%			1,913,104
TOTAL NET ASSETS: 100.0%			$34,652,971

	ADR - American Depositary Receipt
	[1]	Non-income producing security.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Hodges Small Intrinsic Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,202,367	$537,500	$-	$32,739,867
Total Investments in Securities	$32,202,367	$537,500	$-	$32,739,867